Borrowings (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018
Evolution of borrowing [RollForward]
Balance at the beginning of the year	$ 446,675		$ 459,444
Borrowings	30,670		47,412
Payment of borrowings	(68,328)		(48,724)	$ (39,054)
Collection / (Payment) of short term loans, net	2,516		(1,013)
Interests paid	(19,154)		(19,017)	(15,892)
Deconsolidation (see Note 4)	(95,443)
Accrued interests	20,460		19,802
Changes in fair value of third-party loans			(27)
Cumulative translation adjustment and exchange differences, net	59,760		(9,454)
Inflation adjustment	(997)		(1,748)
Balance at the end of the year	$ 376,159	[1]	$ 446,675	$ 459,444

[1]	Includes Ps. 311,674 and Ps. 393,641 as of June 30, 2020 and 2019, respectively, corresponding to the Operations Center in Israel.